Stock - Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Employees Stock Option	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.75%	0.73%	0.67%
Expected volatility	20.96%	23.30%	21.91%
Risk-free interest rate, lower range	6.20%	6.75%	7.21%
Expected term (in years)	4 years 8 months 26 days	4 years 5 months 26 days	4 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	1.09%	1.03%	0.71%
Expected volatility	26.41%	27.70%	27.42%
Risk-free interest rate, upper range	6.98%	7.24%	7.55%
Expected term (in years)	7 years 3 months 21 days	7 years 2 months 15 days	7 years 3 months